Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases (Tables) [Line Items]
Schedule of Supplemental Consolidated Balance Sheet Information Related to Leases	Supplemental unaudited condensed consolidated balance sheet information related to leases is as follows:
	Classification	September 30, 2023	December 31, 2022
Operating lease assets	Right-of-use operating lease assets	$4,959,255	5,305,881
Finance lease assets	Property, plant and equipment, net	14,001	18,467
Total lease assets		$4,973,256	$5,324,348

Operating lease liabilities – current	Operating lease liabilities – current	$859,820	824,326
Operating lease liabilities – noncurrent	Operating lease liabilities – noncurrent	4,746,575	5,090,170
Finance lease liabilities – current	Other liabilities	7,081	7,184
Finance lease liabilities – noncurrent	Other long-term liabilities	8,821	12,959
Total lease liabilities		$5,622,297	$5,934,639
Supplemental consolidated balance sheet information related to leases is as follows:
	Classification	December 31, 2022	December 31, 2021
Operating lease assets	Right-of-use operating lease assets	$5,305,881	$3,483,042
Finance lease assets	Property and equipment, net	18,467	25,664
Total lease assets		$5,324,348	$3,508,706

Operating lease liabilities – current	Operating lease liabilities – current	$824,326	41,513
Operating lease liabilities – noncurrent	Operating lease liabilities – noncurrent	5,090,170	3,441,642
Finance lease liabilities – current	Other liabilities – current	7,184	7,634
Finance lease liabilities – noncurrent	Other long-term liabilities	12,959	18,860
Total lease liabilities		$5,934,639	$3,509,649
	Classification	Year Ended December 31, 2022	Year Ended December 31, 2021
Operating lease expense	Selling, general and administrative	$811,082	$219,712
Finance lease expense:
Amortization of finance lease assets	Selling, general and administrative	5,594	2,998
Interest on finance lease liabilities	Interest expense	2,248	3,636
Total lease expense		$818,924	$226,346
	December 31, 2022	December 31, 2021
Weighted-average remaining lease terms (in years):
Operating lease	9.0	9.9
Finance lease	3.3	4.5

Weighted-average discount rate:
Operating lease	7.8%	7.8%
Finance lease	7.8%	7.8%
	Years Ended December 31, 2022	Years Ended December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$202,844	$100,292
Operating cash flows from finance leases related to interest expense	$2,248	$3,636
Financing cash flows from finance leases	$9,691	$5,839

Leased assets obtained in exchange for new finance lease liabilities	$18,467	$25,664
Leased assets obtained in exchange for new operating lease liabilities	$—	$—

Schedule of Lessee, Operating Lease, Liability, Maturity	Maturities of lease liabilities are as follows:
	Operating Lease	Finance Lease
Maturities of lease liabilities are as follows:	September 30, 2023	September 30, 2023
2023	$212,650	$1,770
2024	892,212	7,080
2025	893,046	7,081
2026	921,273	1,770
2027	946,683	—
Thereafter	3,798,553	—
Total lease payments	7,664,417	17,701
Less: interest	(2,058,022)	(1,799)
Total lease obligations	$5,606,395	$15,902

	Operating Lease	Finance Lease
Maturities of lease liabilities are as follows:	December 31, 2022	December 31, 2022
2023	$860,418	$7,184
2024	892,212	7,184
2025	893,046	7,184
2026	921,273	1,796
2027	946,683	—
Thereafter	3,798,554	—
Total lease payments	8,312,186	23,348
Less: interest	(2,397,690)	(3,205)
Total lease liabilities	$5,914,496	$20,143

Schedule of Sublease Income	Sublease income are as follows:
	Classification	Year Ended December 31, 2022	Year Ended December 31, 2021
Sublease lease income	Other, net	$143,192	$—

Schedule of Lease Income	Lease income are as follows:
	Classification	Year Ended December 31, 2022	Year Ended December 31, 2021
Lease income	Products and services	$99,981	$—
Interest income	Products and services	3,341	—
Total lease income		$103,322	$—

Schedule of Components of Lease Expense	The components of lease expense are as follows:
	Classification	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Operating lease expense	Selling, general and administrative	$228,633	$241,852	$685,900	$582,449
Finance lease expense:
Amortization of finance lease assets	Selling, general and administrative	1,414	1,413	4,242	8,804
Interest on finance lease liabilities	Interest income, net	424	553	1,373	1,791
Total lease expense		$230,471	$243,818	$691,515	$593,044

Schedule of Lease Term and Discount Rate	Lease term and discount rate:
	September 30, 2023	December 31, 2022
Weighted-average remaining lease terms (in years):
Operating lease	8.0	9.0
Finance lease	2.5	3.3

Weighted-average discount rate:
Operating lease	7.8%	7.8%
Finance lease	7.8%	7.8%

Schedule of Other Information	Other Information:
	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows – operating leases	$355,133	$111,391
Operating cash flows – finance leases	$8,507	$1,791
Financing cash flows – finance leases	$5,375	$7,396

Leased assets obtained in exchange for new finance lease liabilities	$14,001	$18,187
Leased assets obtained in exchange for new operating lease liabilities	$—	$—

Schedule of lease income	Sublease income are as follows:
	Classification	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Sublease lease income	Other, net	$134,402	$64,750	$366,087	$84,875

Schedule of lease income	Lease income are as follows:
	Classification	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Lease income	Products and services	$—	$—	$24,027	$—
Interest income	Products and services	3,797		10,228	—
Total lease income		$3,797	$—	$34,255	$—